Accrued Liabilities and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued liabilities and other current liabilities
10	Accrued liabilities and other current liabilities
Accrued liabilities and other current liabilities consist of the following:

		As of December 31,
		2020	2021
		RMB	RMB	US$
Accrued payroll and welfare payables		59,511	52,947	8,309
Other taxes and surcharge		19,360	9,932	1,559
Service fees		5,481	5,233	821
Acquisition of intangible assets, property and equipment		3,858	840	132
Government grant		4,564	4,500	706
Rental and property management fee		3,278	3,418	536
Payables for sales of employees’ shares		10,308	180	28
Payables to third party advertising companies	(i)	—	4,066	638
Others		2,776	4,189	659

Total accrued liabilities and other current liabilities		109,136	85,305	13,388

(i)
Starting from January 1, 2021, the Company has fully exited the Targeted Marketing business and this balance represents the payments to third party advertising companies for targeted marketing related services as the Company acts as agent.